Notes to the consolidated statements of income - Reconciliation of basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net income attributable to shareholders of FME AG	€ 218,377	€ 225,270	€ 335,906	€ 376,492
Denominators:
Weighted average number of shares outstanding	268,438,292	293,413,449	271,823,512	293,413,449
Basic earnings per share	€ 0.81	€ 0.77	€ 1.24	€ 1.28
Diluted earnings per share	€ 0.81	€ 0.77	€ 1.24	€ 1.28